Advances to Suppliers, Net - Schedule of Advances to Suppliers (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advances to Suppliers [Abstract]
Advances to suppliers	$ 1,639,727	$ 3,512,292
Provision for impairment	(1,539,867)	(3,508,411)
Total	$ 99,861	$ 3,881